Fixed Assets. Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Computer equipment	2,057,218	2,436,926	350,043
Office building	588,685	588,685	84,559
Leasehold improvements	97,938	129,010	18,531
Office furniture and equipment	57,999	132,693	19,060
Others	12,957	18,891	2,714
	2,814,797	3,306,205	474,907
Less: Accumulated depreciation	(1,263,673)	(1,632,225)	(234,454)
Construction in progress	67,023	80,387	11,546
	1,618,147	1,754,367	251,999